FINANCIAL RISK MANAGEMENT (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
SCHEDULE OF MATURITIES OF FINANCIAL LIABILITIES ON CONTRACTUAL UNDISCOUNTED CASH FLOWS

The table below analyses the Group’s financial liabilities into relevant maturity groupings based on the remaining period at the end of each financial reporting period to the contractual maturity dates. The amounts disclosed in the table are the contractual undiscounted cash flows.

	Within 1 year	1-5 years	Total
	USD	USD	USD
At 30 September 2024
Accounts payable	898,627	-	898,627
Other payables and accruals	1,072,227	-	1,072,227
Tax payables	8,917	-	8,917
Deferred revenue	374,711	-	374,711
Amount due to related companies	34,579	-	34,579
Loans from immediate holding company	2,383,673	-	2,383,673
Lease liabilities	122,076	148,232	270,308
Preferred shares	-	6,189,000	6,189,000
Convertible loan notes	5,681,066	-	5,681,066
	10,575,876	6,337,232	16,913,108

At 31 March 2024
Accounts payable	788,798	-	788,798
Other payables and accruals	596,870	-	596,870
Tax payables	8,917		8,917
Deferred revenue	322,826	-	322,826
Amount due to related companies	34,579		34,579
Amount due to immediate holding company	5,345,929	-	5,345,929
Loans from immediate holding company	1,930,993	-	1,930,993
Loan from a related company	1,140,931	-	1,140,931
Lease liabilities	122,076	243,280	365,356
Preferred shares	-	9,359,000	9,359,000
Convertible loan notes	3,975,534	114,808	4,090,342
	14,267,453	9,717,088	23,984,541

The table below analyses the Group’s financial liabilities into relevant maturity groupings based on the remaining period at the end of each financial reporting period to the contractual maturity dates. The amounts disclosed in the table are the contractual undiscounted cash flows.

	Within 1 year	1-5 years	Total
	USD	USD	USD
At 31 March 2024
Accounts payable	788,798	-	788,798
Other payables and accruals	596,870	-	596,870
Tax payables	8,917	-	8,917
Deferred revenue	322,826	-	322,826
Due to a related company	34,579	-	34,579
Due to immediate holding company	5,345,929	-	5,345,929
Loan from immediate holding company	1,930,993	-	1,930,993
Loan from a related company	1,140,931	-	1,140,931
Lease liabilities	122,076	243,280	365,356
Preferred shares	-	9,359,000	9,359,000
Convertible loan notes	3,975,534	114,808	4,090,342
	14,267,453	9,717,088	23,984,541

At 31 March 2023
Accounts payable	187,584	-	187,584
Other payables and accruals	349,197	-	349,197
Deferred revenue	335,666	-	335,666
Amount due to immediate holding company	506	-	506
Loan from immediate holding company	2,328,926	-	2,328,926
Loan from a related company	-	1,060,712	1,060,712
Preferred shares	-	13,460,000	13,460,000
Convertible loan notes	-	3,349,822	3,349,822
	3,201,879	17,870,534	21,072,413

SCHEDULE OF RECONCILIATION OF LEVEL 3 FAIR VALUE MEASUREMENTS
	At 30 September 2024	At 31 March 2024
	USD	USD
At the beginning of the reporting period	13,102,000	16,729,000
Additions	1,369,648	100,000
Fair value adjustments	(3,265,648)	(3,727,000)
At the end of the reporting period	11,206,000	13,102,000

	At 31 March 2024	At 31 March 2023
	USD	USD
At 1 April	16,729,000	11,619,000
Additions	100,000	3,250,000
Fair value adjustments	(3,727,000)	1,860,000
At 31 March	13,102,000	16,729,000

SCHEDULE OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES MEASURED AT AMORTIZED COST

The financial assets and financial liabilities in the table below are measured at amortized cost. Management believes the carrying amounts of these financial assets and liabilities measured at amortized cost approximate their fair values.

	At 30 September 2024	At 31 March 2024
	USD	USD
Financial assets
Trade receivables	84,764	182,334
Other receivables	381,256	184,018
Contract assets	87,382	69,354
Cash and cash equivalents	100,822	76,620
	654,224	512,326
Financial liabilities
Trade payables	898,627	788,798
Other payables	11,609	11,057
Tax payables	8,917	8,917
Amount due to related companies	34,579	34,579
Amount due to immediate holding company	-	5,345,929
Loans from immediate holding company	2,383,673	1,930,993
Loan from a related company	-	1,140,931
Lease liabilities	270,308	365,356
	3,607,713	9,626,560

The financial assets and financial liabilities in the table below are measured at amortized cost. Management believes the carrying amounts of these financial assets and liabilities measured at amortized cost approximate their fair values.

	At 31 March 2024	At 31 March 2023
	USD	USD
Financial assets
Trade receivables	182,334	289,788
Other receivables	184,018	142
Contract assets	69,354	26,989
Due from a related company	-	41,532
Cash and cash equivalents	76,620	1,183,176
	512,326	1,541,627
Financial liabilities
Trade payables	788,798	187,584
Other payables	11,057	5,081
Tax payables	8,917	-
Due to related companies	34,579	-
Due to immediate holding company	5,345,929	506
Loan from a related company	1,930,993	2,328,926
Loans from immediate holding company	1,140,931	1,060,713
Lease liabilities	365,356	-
	9,626,560	3,582,809

Valuation techniques [member]
IfrsStatementLineItems [Line Items]
SCHEDULE OF VALUATION TECHNIQUES
Financial instruments	Amount as at 30 September 2024	Amount as at 31 March 2024	Valuation techniques and key inputs
Preferred shares (Note 1)	$6,189,000	$9,359,000

The Discounted Cash Flows (“DCF”) method was used to determine the total equity value of the Group by capturing the present value of the expected cash flows.

Equity allocation model was then used to allocate the total equity value of the Group to different classes of shares of the Company.

Convertible loan notes (Note 2)	$5,017,000	$3,743,000	Binomial Option Pricing Model

Notes:

1.	An increase in the revenue growth rate used in isolation would result in an increase in the fair value measurement of the preferred shares, and vice versa, while a slight increase in the discount rate used in isolation would result in a decrease in the fair value measurement of the preferred shares, and vice versa. A 1% (31 March 2024: 1%) increase in the discount rate holding all other variables constant would decrease the carry amount of the preferred shares by $0.4 million (31 March 2024: $0.9 million) while a 1% (31 March 2024: 1%) decrease in the discount rate holding all other variables constant would increase the carry amount of the preferred shares by $0.5 million (31 March 2024: $1.1 million). A 1% (31 March 2024: 1%) increase in the revenue growth rate holding all other variables constant would increase the carry amount of the preferred shares by $0.3 million (31 March 2024: $0.6 million) while a 1% (31 March 2024: 1%) decrease in the revenue growth rate holding all other variables constant would decrease the carry amount of the preferred shares by $0.3 million (31 March 2024: $0.6 million).

2.	A 1% increase in the discount rate used in isolation would result in a minimal decrease in the fair value measurement of the convertible loan notes, and vice versa.

Financial instruments	Amount as at 31 March 2024	Amount as at 31 March 2023	Valuation techniques and key inputs
Preferred shares (Note 1)	$9,359,000	$13,460,000	The Discounted Cash Flows (“DCF”) method was used to determine the total equity value of the Group by capturing the present value of the expected cash flows.

			Equity allocation model was then used to allocate the total equity value of the Group to different classes of shares of the Company.

Convertible loan notes (Note 2)	$3,743,000	$3,269,000	Binomial Option Pricing Model

Notes:

1.	An increase in the revenue growth rate used in isolation would result in an increase in the fair value measurement of the preferred shares, and vice versa, while a slight increase in the discount rate used in isolation would result in a decrease in the fair value measurement of the preferred shares, and vice versa. A 1% (2023: 1%) increase in the discount rate holding all other variables constant would decrease the carry amount of the preferred shares by $0.9 million (2023: $1.4 million) while a 1% (2023: 1%) decrease in the discount rate holding all other variables constant would increase the carry amount of the preferred shares by $1.1 million (2023: $1.6 million). A 1% (2023: 1%) increase in the revenue growth rate holding all other variables constant would increase the carry amount of the preferred shares by $0.6 million (2023: $1.1 million) while a 1% (2023: 1%) decrease in the discount rate holding all other variables constant would decrease the carry amount of the preferred shares by $0.6 million (2023: $1.1 million).

2.	A 1% increase in the discount rate used in isolation would result in a minimal decrease in the fair value measurement of the convertible loan notes, and vice versa.

Recurring fair value measurement [member]
IfrsStatementLineItems [Line Items]
SCHEDULE OF VALUATION TECHNIQUES
Fair value measurements using level 3	At 30 September 2024	At 31 March 2024
	USD	USD
Recurring fair value
Preferred shares	6,189,000	9,359,000
Convertible loan notes	5,017,000	3,743,000
	11,206,000	13,102,000

Fair value measurements using level 3	At 31 March 2024	At 31 March 2023
	USD	USD
Recurring fair value
Preferred shares	9,359,000	13,460,000
Convertible loan notes	3,743,000	3,269,000